Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	LITHIUM CORPORATION
Entity Central Index Key	0001415332
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0530295
Entity Address Address Line 1	1031 Railroad St
Entity Address Address Line 2	Suite 102B
Entity Address City Or Town	Elko
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89801
City Area Code	775
Local Phone Number	410-5287